Annual Fund Operating Expenses	0 Months Ended
	Feb. 01, 2012
Columbia Contrarian Core Fund - A, B, C, I, R, R4, T & W) | (Columbia Contrarian Core Fund) | Class A Shares
Operating Expenses:
Management fees	0.74%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.21%	[2]
Total annual Fund operating expenses	1.20%
Fee waivers and/or reimbursements	(0.04%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.16%
Columbia Contrarian Core Fund - A, B, C, I, R, R4, T & W) | (Columbia Contrarian Core Fund) | Class B Shares
Operating Expenses:
Management fees	0.74%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.21%	[2]
Total annual Fund operating expenses	1.95%
Fee waivers and/or reimbursements	(0.04%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.91%
Columbia Contrarian Core Fund - A, B, C, I, R, R4, T & W) | (Columbia Contrarian Core Fund) | Class C Shares
Operating Expenses:
Management fees	0.74%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.21%	[2]
Total annual Fund operating expenses	1.95%
Fee waivers and/or reimbursements	(0.04%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.91%
Columbia Contrarian Core Fund - A, B, C, I, R, R4, T & W) | (Columbia Contrarian Core Fund) | Class I Shares
Operating Expenses:
Management fees	0.74%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.04%	[2]
Total annual Fund operating expenses	0.78%
Fee waivers and/or reimbursements	none	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.78%
Columbia Contrarian Core Fund - A, B, C, I, R, R4, T & W) | (Columbia Contrarian Core Fund) | Class R Shares
Operating Expenses:
Management fees	0.74%	[1]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.21%	[2]
Total annual Fund operating expenses	1.45%
Fee waivers and/or reimbursements	(0.04%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.41%
Columbia Contrarian Core Fund - A, B, C, I, R, R4, T & W) | (Columbia Contrarian Core Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.74%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.34%	[2]
Total annual Fund operating expenses	1.08%
Fee waivers and/or reimbursements	none	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.08%
Columbia Contrarian Core Fund - A, B, C, I, R, R4, T & W) | (Columbia Contrarian Core Fund) | Class T Shares
Operating Expenses:
Management fees	0.74%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.51%	[2]
Total annual Fund operating expenses	1.25%
Fee waivers and/or reimbursements	(0.04%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.21%
Columbia Contrarian Core Fund - A, B, C, I, R, R4, T & W) | (Columbia Contrarian Core Fund) | Class W Shares
Operating Expenses:
Management fees	0.74%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.21%	[2]
Total annual Fund operating expenses	1.20%
Fee waivers and/or reimbursements	(0.04%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.16%
(Columbia Contrarian Core Fund - Z) | (Columbia Contrarian Core Fund) | Class Z Shares
Operating Expenses:
Management fees	0.74%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.21%	[2]
Total annual Fund operating expenses	0.95%
Fee waivers and/or reimbursements	(0.04%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.91%
(Columbia Dividend Income Fund - A, B, C, I, R, T & W) | (Columbia Dividend Income Fund) | Class A Shares
Operating Expenses:
Management fees	0.61%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.20%	[2]
Total annual Fund operating expenses	1.06%
Fee waivers and/or reimbursements	(0.06%)	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.00%
(Columbia Dividend Income Fund - A, B, C, I, R, T & W) | (Columbia Dividend Income Fund) | Class B Shares
Operating Expenses:
Management fees	0.61%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.20%	[2]
Total annual Fund operating expenses	1.81%
Fee waivers and/or reimbursements	(0.06%)	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.75%
(Columbia Dividend Income Fund - A, B, C, I, R, T & W) | (Columbia Dividend Income Fund) | Class C Shares
Operating Expenses:
Management fees	0.61%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.20%	[2]
Total annual Fund operating expenses	1.81%
Fee waivers and/or reimbursements	(0.06%)	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.75%
(Columbia Dividend Income Fund - A, B, C, I, R, T & W) | (Columbia Dividend Income Fund) | Class I Shares
Operating Expenses:
Management fees	0.61%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.03%	[2]
Total annual Fund operating expenses	0.64%
Fee waivers and/or reimbursements	none	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.64%
(Columbia Dividend Income Fund - A, B, C, I, R, T & W) | (Columbia Dividend Income Fund) | Class R Shares
Operating Expenses:
Management fees	0.61%	[1]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.20%	[2]
Total annual Fund operating expenses	1.31%
Fee waivers and/or reimbursements	(0.06%)	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.25%
(Columbia Dividend Income Fund - A, B, C, I, R, T & W) | (Columbia Dividend Income Fund) | Class T Shares
Operating Expenses:
Management fees	0.61%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.50%	[2]
Total annual Fund operating expenses	1.11%
Fee waivers and/or reimbursements	(0.06%)	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.05%
(Columbia Dividend Income Fund - A, B, C, I, R, T & W) | (Columbia Dividend Income Fund) | Class W Shares
Operating Expenses:
Management fees	0.61%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.20%	[2]
Total annual Fund operating expenses	1.06%
Fee waivers and/or reimbursements	(0.06%)	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.00%
(Columbia Dividend Income Fund - Z) | (Columbia Dividend Income Fund) | Class Z Shares
Operating Expenses:
Management fees	0.61%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.20%	[2]
Total annual Fund operating expenses	0.81%
Fee waivers and/or reimbursements	(0.06%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.75%
(Columbia Large Cap Growth Fund - A, B, C, I, R, R4, R5, T & W) | (Columbia Large Cap Growth Fund) | Class A Shares
Operating Expenses:
Management fees	0.69%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.23%	[2]
Total annual Fund operating expenses	1.17%
(Columbia Large Cap Growth Fund - A, B, C, I, R, R4, R5, T & W) | (Columbia Large Cap Growth Fund) | Class B Shares
Operating Expenses:
Management fees	0.69%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.23%	[2]
Total annual Fund operating expenses	1.92%
(Columbia Large Cap Growth Fund - A, B, C, I, R, R4, R5, T & W) | (Columbia Large Cap Growth Fund) | Class C Shares
Operating Expenses:
Management fees	0.69%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.23%	[2]
Total annual Fund operating expenses	1.92%
(Columbia Large Cap Growth Fund - A, B, C, I, R, R4, R5, T & W) | (Columbia Large Cap Growth Fund) | Class I Shares
Operating Expenses:
Management fees	0.69%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.04%	[2]
Total annual Fund operating expenses	0.73%
(Columbia Large Cap Growth Fund - A, B, C, I, R, R4, R5, T & W) | (Columbia Large Cap Growth Fund) | Class R Shares
Operating Expenses:
Management fees	0.69%	[1]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.23%	[2]
Total annual Fund operating expenses	1.42%
(Columbia Large Cap Growth Fund - A, B, C, I, R, R4, R5, T & W) | (Columbia Large Cap Growth Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.69%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.34%	[2]
Total annual Fund operating expenses	1.03%
(Columbia Large Cap Growth Fund - A, B, C, I, R, R4, R5, T & W) | (Columbia Large Cap Growth Fund) | Class R5 Shares
Operating Expenses:
Management fees	0.69%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.09%	[2]
Total annual Fund operating expenses	0.78%
(Columbia Large Cap Growth Fund - A, B, C, I, R, R4, R5, T & W) | (Columbia Large Cap Growth Fund) | Class T Shares
Operating Expenses:
Management fees	0.69%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.53%	[2]
Total annual Fund operating expenses	1.22%
(Columbia Large Cap Growth Fund - A, B, C, I, R, R4, R5, T & W) | (Columbia Large Cap Growth Fund) | Class W Shares
Operating Expenses:
Management fees	0.69%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.23%	[2]
Total annual Fund operating expenses	1.17%
(Columbia Large Cap Growth Fund - E & F) | (Columbia Large Cap Growth Fund) | Class E Shares
Operating Expenses:
Management fees	0.69%	[1]
Distribution and/or service (Rule 12b-1) fees	0.35%
Other expenses	0.23%	[2]
Total annual Fund operating expenses	1.27%
(Columbia Large Cap Growth Fund - E & F) | (Columbia Large Cap Growth Fund) | Class F Shares
Operating Expenses:
Management fees	0.69%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.23%	[2]
Total annual Fund operating expenses	1.92%
(Columbia Large Cap Growth Fund - Y) | (Columbia Large Cap Growth Fund) | Class Y Shares
Operating Expenses:
Management fees	0.69%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.04%	[2]
Total annual Fund operating expenses	0.73%
(Columbia Large Cap Growth Fund - Z) | (Columbia Large Cap Growth Fund) | Class Z Shares
Operating Expenses:
Management fees	0.69%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.23%	[2]
Total annual Fund operating expenses	0.92%
(Columbia Small Cap Core Fund - A, B, C, I, T & W) | (Columbia Small Cap Core Fund) | Class A Shares
Operating Expenses:
Management fees	0.85%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.25%	[2]
Total annual Fund operating expenses	1.35%
(Columbia Small Cap Core Fund - A, B, C, I, T & W) | (Columbia Small Cap Core Fund) | Class B Shares
Operating Expenses:
Management fees	0.85%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.25%	[2]
Total annual Fund operating expenses	2.10%
(Columbia Small Cap Core Fund - A, B, C, I, T & W) | (Columbia Small Cap Core Fund) | Class C Shares
Operating Expenses:
Management fees	0.85%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.25%	[2]
Total annual Fund operating expenses	2.10%
(Columbia Small Cap Core Fund - A, B, C, I, T & W) | (Columbia Small Cap Core Fund) | Class I Shares
Operating Expenses:
Management fees	0.85%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.05%	[2]
Total annual Fund operating expenses	0.90%
(Columbia Small Cap Core Fund - A, B, C, I, T & W) | (Columbia Small Cap Core Fund) | Class T Shares
Operating Expenses:
Management fees	0.85%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.55%	[2]
Total annual Fund operating expenses	1.40%
(Columbia Small Cap Core Fund - A, B, C, I, T & W) | (Columbia Small Cap Core Fund) | Class W Shares
Operating Expenses:
Management fees	0.85%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.25%	[2]
Total annual Fund operating expenses	1.35%
(Columbia Small Cap Core Fund - Z) | (Columbia Small Cap Core Fund) | Class Z Shares
Operating Expenses:
Management fees	0.85%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.25%	[2]
Total annual Fund operating expenses	1.10%

[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as any reorganization costs, transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until January 31, 2013 unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.16% for Class A, 1.91% for Class B, 1.91% for Class C, 0.78% for Class I, 1.41% for Class R, 1.08% for Class R4, 1.21% for Class T, and 1.16% for Class W.
[4]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as any reorganization costs, transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until January 31, 2013 unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.91% for Class Z.
[5]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until January 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.00% for Class A, 1.75% for Class B, 1.75% for Class C, 0.67% for Class I, 1.25% for Class R, 1.05% for Class T and 1.00% for Class W.
[6]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until January 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.75% for Class Z.